Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 2,309,222	$ 2,308,265	$ 2,069,193
Cost of sales	(1,391,049)	(1,488,816)	(1,364,764)
Gross profit	918,173	819,449	704,429
Selling, general and administrative expenses	(527,288)	(487,945)	(378,009)
Research and development	(148,311)	(113,914)	(83,277)
Amortization of intangibles	(103,791)	(58,426)	(50,803)
Income from equity method investment	1,770	3,955	8,922
Operating income	140,553	163,119	201,262
Interest expense, net	(100,613)	(81,573)	(72,601)
Loss on debt extinguishment			(1,612)
Income from continuing operations before taxes	39,940	81,546	127,049
Income tax benefit (expense)	26,568	(7,114)	(22,315)
Income from continuing operations	66,508	74,432	104,734
Income (loss) from discontinued operations, net of tax	(242)	579	(1,421)
Loss from disposal of discontinued operations, net of tax	(86)	(562)
Net income	66,180	74,449	103,313
Less: Net loss attributable to noncontrolling interest	(24)
Net income attributable to Belden stockholders	$ 66,204	$ 74,449	$ 103,313
Weighted average number of common shares and equivalents:
Basic	42,390	43,273	43,871
Diluted	42,953	43,997	44,737
Basic income (loss) per share attributable to Belden stockholders:
Continuing operations	$ 1.57	$ 1.72	$ 2.39
Discontinued operations	(0.01)	0.01	(0.03)
Disposal of discontinued operations		(0.01)
Net income	1.56	1.72	2.36
Diluted income (loss) per share attributable to Belden stockholders:
Continuing operations	1.55	1.69	2.34
Discontinued operations	(0.01)	0.01	(0.03)
Disposal of discontinued operations		(0.01)
Net income	$ 1.54	$ 1.69	$ 2.31